Financial Instruments - Disclosure of acquisitions and fair value changes on Level 3 (Details) - Other investments - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of fair value measurement of assets [line items]
Transfers into Level 3 of fair value hierarchy, assets	$ 0		$ 0
Transfers out of Level 3 of fair value hierarchy, assets	0		0
Changes in fair value measurement, assets [abstract]
Fair value at beginning of period	37,000,000
Fair value at end of period	36,000,000	$ 37,000,000
Level 3
Changes in fair value measurement, assets [abstract]
Fair value at beginning of period	26,000,000	25,000,000	25,000,000
Acquisitions	4,000,000	1,000,000	3,000,000
Fair value changes			(3,000,000)
Distributions	(5,000,000)
Fair value at end of period	$ 25,000,000	$ 26,000,000	$ 25,000,000